Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	133,651,170.01	12,541
Yield Supplement Overcollateralization Amount 09/30/25	1,635,067.16	0
Receivables Balance 09/30/25	135,286,237.17	12,541
Principal Payments	8,603,875.71	273
Defaulted Receivables	206,620.96	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	1,460,265.21	0
Pool Balance at 10/31/25	125,015,475.29	12,256

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.12%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	4,492,756.11	286
Past Due 61-90 days	1,179,753.12	72
Past Due 91-120 days	267,939.33	17
Past Due 121+ days	0.00	0
Total	5,940,448.56	375

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.70%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.14%
Delinquency Trigger Occurred	NO

Recoveries	131,416.13
Aggregate Net Losses/(Gains) - October 2025	75,204.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.67%
Prior Net Losses/(Gains) Ratio	-0.12%
Second Prior Net Losses/(Gains) Ratio	0.73%
Third Prior Net Losses/(Gains) Ratio	-0.31%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.64%
Weighted Average Contract Rate, Yield Adjusted	5.96%
Weighted Average Remaining Term	23.09

Flow of Funds	$ Amount
Collections	9,261,098.10
Investment Earnings on Cash Accounts	12,162.99
Servicing Fee	(112,738.53)
Transfer to Collection Account	-
Available Funds	9,160,522.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	136,466.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	3,991,496.79
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	306,504.03

Total Distributions of Available Funds	9,160,522.56

Servicing Fee	112,738.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	129,006,972.08
Principal Paid	8,635,694.72
Note Balance @ 11/17/25	120,371,277.36

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-3
Note Balance @ 10/15/25	8,056,972.08
Principal Paid	8,056,972.08
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-4
Note Balance @ 10/15/25	79,150,000.00
Principal Paid	578,722.64
Note Balance @ 11/17/25	78,571,277.36
Note Factor @ 11/17/25	99.2688280%

Class B
Note Balance @ 10/15/25	27,870,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	27,870,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	13,930,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	13,930,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	218,323.81
Total Principal Paid	8,635,694.72
Total Paid	8,854,018.53

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	11,145.48
Principal Paid	8,056,972.08
Total Paid to A-3 Holders	8,068,117.56

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	578,722.64
Total Paid to A-4 Holders	704,043.47

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25
Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2356411
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3206708
Total Distribution Amount	9.5563119

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0364493
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	26.3489178
Total A-3 Distribution Amount	26.3853671

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	7.3117200
Total A-4 Distribution Amount	8.8950533

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	462.21
Noteholders' Principal Distributable Amount	537.79

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	2,322,098.97
Investment Earnings	7,860.22
Investment Earnings Paid	(7,860.22)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,167,245.90	$1,163,762.05	$1,175,461.22
Number of Extensions	85	77	74
Ratio of extensions to Beginning of Period Receivables Balance	0.86%	0.81%	0.76%